Income Tax (Details) - Schedule of net deferred tax assets	Dec. 31, 2021 USD ($)
Deferred tax asset
Start-up costs	$ 80,282
Federal net operating loss	36,498
Total deferred tax asset	116,781
Valuation allowance	(116,781)
Deferred tax asset, net of allowance